Financial Risk Management and Financial Instruments	12 Months Ended
Dec. 31, 2017
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Financial Risk Management and Financial Instruments

Note 16—Financial Risk Management and Financial Instruments

Capital Management

We manage our capital to ensure that all group entities will be able to continue as going concerns while maximizing the return to shareholders through the optimization of our debt and equity balance. Our overall strategy in this regard has remained unchanged since 2012.

Our capital structure consists only of equity comprising issued capital, reserves and retained earnings. We do not hold any debt.

We are not subject to any externally imposed capital requirements. We review our capital structure on an ongoing basis. As we do not have external debt, such review currently comprises a review of the adequacy of our capital compared to the resources required for carrying out our activities.

Financial Risk Management Objectives

We regularly monitor the access to domestic and international financial markets, manage the financial risks relating to our operations, and analyze exposures to risk, including market risk, such as currency risk and interest rate risk, credit risk and liquidity risk.

We seek to minimize the effects of these risks by managing transactions and holding positions in the various currencies used in our operations. We do not enter into or trade financial instruments for speculative purposes.

Market Risk

Our activities primarily expose our group enterprises to the financial risks of changes in foreign currency exchange rates and interest rates. We do not enter into derivative financial instruments to manage our exposure to such risks.

Foreign Currency Risk Management

We are exposed to foreign exchange risk arising from various currency exposures, primarily with respect to the US Dollar, the British Pound and the Danish Krone. Our functional currency is the Euro, but we have received payments in US Dollars under our collaborations. Further, the proceeds from our series D financing in November 2014, our IPO in February 2015 and our follow-on offerings in October 2016 and September 2017 were in US Dollars. We seek to minimize our exchange rate risk by maintaining cash positions in the currencies in which we expect to incur the majority of our future expenses and we make payments from those positions.

The carrying amounts of our monetary assets and liabilities split on currencies at the end of the reporting period are as follows (EUR equivalents):

	2017	2016
	(EUR’000)
Danish Kroner (DKK)	2,789	404
US Dollars (USD)	183,362	118,741
Euro (EUR)	(3,767)	52,591
British Pounds (GBP)	1,163	839
Other	(2,387)	(1,713)

	181,160	170,862

Foreign Currency Sensitivity Analysis

We are primarily exposed to US Dollars, or USD, British Pounds, or GBP, and Danish Kroner, or DKK. There is an official target zone of 4.5% between DKK and EUR, which limits the likelihood of significant fluctuations between those two currencies in a short time-frame.

The following table details our sensitivity to a 10% increase and decrease in the EUR against the USD and the GBP, respectively. 10% represents our assessment of the reasonably possible change in foreign currency rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period-end for a 10% change in foreign currency rate. The sensitivity analysis includes external payables and receivables as well as balances held in foreign currencies. A positive number indicates an increase in profit before tax or equity where the USD strengthens 10% against the EUR.

For a 10% weakening of USD against EUR, there would be a comparable negative impact on the profit before tax or equity.

	2017	2016
	(EUR’000)
Profit or loss before tax	18,336	11,874
Equity	18,336	11,874

With respect to GBP, the following table shows the effect of a 10% change in exchange rates against the EUR. A positive number indicates an increase in profit before tax or equity where the GBP strengthens 10% against the EUR. For a 10% weakening of GBP against EUR, there would be a comparable negative impact on the profit before tax or equity.

	2017	2016
	(EUR’000)
Profit or loss before tax	116	84
Equity	116	84

We believe the sensitivity analysis is representative of the inherent foreign exchange risk associated with our operations.

Interest Rate Risk Management

As we have no interest-bearing debt to third parties, our exposure to interest rate risk primarily relates to the interest rates for our positions of cash and cash equivalents. Our future interest income from interest-bearing bank deposits and short-term investments may fall short of expectations due to changes in interest rates. We do not consider the effects of interest rate fluctuations to be a material risk to our financial position. Accordingly, no interest sensitivity analysis has been presented.

Credit Risk Management

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss. We consider all of our material counterparties to be creditworthy. Our exposure to credit risk is continuously monitored, in particular, if agreed payments are delayed.

While the concentration of credit risk is significant, we consider the credit risk for each of our individual customers to be low. Accordingly, we have made no provision for doubtful accounts.

The credit risk on cash and cash equivalents is limited because the counterparties are banks with high credit-ratings assigned by international credit-rating agencies. To spread our credit risk, we deposit our cash reserves with several banks.

Liquidity Risk Management

We manage our liquidity risk by maintaining adequate cash reserves and banking facilities, and by continuously monitoring our cash forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.